Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.6%
Aerospace/Defense - 3.7%
General Dynamics Corp.	5,316	$1,127,524
Lockheed Martin Corp.	2,910	1,132,368
Northrop Grumman Corp.	2,776	1,026,842
The Boeing Co. (a)	20,737	4,152,377
TransDigm Group, Inc. (a)	1,122	691,365
		8,130,476
Agriculture - 3.6%
Altria Group, Inc.	48,620	2,473,786
Philip Morris International, Inc.	51,503	5,297,083
		7,770,869
Airlines - 0.5%
American Airlines Group, Inc. (a) (b)	18,764	309,043
Delta Air Lines, Inc. (a)	12,334	489,536
United Airlines Holdings, Inc. (a)	7,077	303,462
		1,102,041
Apparel - 0.1%
VF Corp.	3,318	216,367

Auto Manufacturers - 0.4%
Ford Motor Co.	48,223	978,927

Auto Parts & Equipment - 0.1%
BorgWarner, Inc. (b)	2,756	120,851

Banks - 2.1%
Morgan Stanley (b)	17,626	1,807,370
State Street Corp.	3,655	345,398
SVB Financial Group (a)	927	541,275
The Goldman Sachs Group, Inc.	5,019	1,780,139
		4,474,182
Beverages - 2.2%
Brown-Forman Corp. - Class B	14,212	958,315
Monster Beverage Corp. (a)	10,760	933,107
PepsiCo, Inc.	8,961	1,554,913
The Coca-Cola Co.	22,220	1,355,642
		4,801,977
Biotechnology - 1.0%
Amgen, Inc.	4,688	1,064,833
Gilead Sciences, Inc.	15,562	1,068,798
		2,133,631
Building Materials - 0.2%
Masco Corp. (b)	6,781	429,441

Chemicals - 0.8%
Linde PLC	2,890	920,985
The Sherwin-Williams Co.	3,214	920,843
		1,841,828
Commercial Services - 1.9%
Automatic Data Processing, Inc.	4,632	954,980
Moody's Corp. (b)	2,510	860,930
PayPal Holdings, Inc. (a)	13,660	2,348,700
		4,164,610
Computers - 1.5%
Accenture PLC - Class A	2,940	1,039,525
HP, Inc.	44,256	1,625,523
Leidos Holdings, Inc.	1,671	149,471
NetApp, Inc.	2,549	220,514
Seagate Technology Holdings PLC	2,465	264,125
		3,299,158
Cosmetics/Personal Care - 1.8%
Colgate-Palmolive Co.	27,648	2,279,578
The Procter & Gamble Co.	9,694	1,555,402
		3,834,980
Distribution/Wholesale - 0.4%
Fastenal Co.	16,524	936,580

Diversified Financial Services - 2.3%
Intercontinental Exchange, Inc.	14,967	1,895,720
Nasdaq, Inc.	4,864	871,678
The Charles Schwab Corp.	25,324	2,220,915
		4,988,313
Electric - 10.0%
Alliant Energy Corp.	19,068	1,141,411
Ameren Corp. (b)	13,048	1,157,880
American Electric Power Co., Inc.	14,236	1,286,934
CMS Energy Corp.	20,838	1,341,550
Consolidated Edison, Inc.	14,158	1,223,959
Dominion Energy, Inc. (b)	14,462	1,166,505
DTE Energy Co.	9,804	1,180,696
Duke Energy Corp.	11,670	1,226,050
Edison International	4,294	269,620
Entergy Corp.	11,498	1,285,131
Evergy, Inc.	16,122	1,047,285
Eversource Energy	11,800	1,055,982
Exelon Corp.	19,542	1,132,459
FirstEnergy Corp. (b)	6,234	261,579
PPL Corp.	35,670	1,058,686
Public Service Enterprise Group, Inc.	17,126	1,139,393
Sempra Energy	7,784	1,075,437
Southern Co.	18,766	1,304,049
The AES Corp.	11,088	245,932
WEC Energy Group, Inc. (b)	11,562	1,121,977
Xcel Energy, Inc.	16,406	1,142,842
		21,865,357
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	7,342	1,004,165

Electronics - 1.0%
Agilent Technologies, Inc.	6,334	882,453
Amphenol Corp.	12,102	963,198
Mettler-Toledo International, Inc. (a)	272	400,569
		2,246,220
Entertainment - 0.4%
Caesars Entertainment, Inc. (a)	5,726	435,977
Live Nation Entertainment, Inc. (a)	3,682	403,216
Penn National Gaming, Inc. (a) (b)	1,793	81,779
		920,972
Environmental Control - 1.1%
Republic Services, Inc.	8,940	1,141,280
Waste Management, Inc.	7,722	1,161,698
		2,302,978
Food - 4.8%
Conagra Brands, Inc.	30,600	1,063,656
General Mills, Inc. (b)	16,720	1,148,330
Hormel Foods Corp.	22,812	1,082,886
Kellogg Co. (b)	17,182	1,082,466
Lamb Weston Holdings, Inc. (b)	1,617	103,827
McCormick & Co., Inc.	14,482	1,452,689
Mondelez International, Inc.	21,536	1,443,558
Sysco Corp.	7,400	578,310
The Hershey Co.	7,754	1,528,081
The JM Smucker Co. (b)	7,604	1,068,970
		10,552,773
Gas - 0.6%
Atmos Energy Corp.	1,412	151,395
NiSource, Inc. (b)	38,256	1,116,310
		1,267,705
Healthcare-Products - 2.4%
Abbott Laboratories	7,536	960,539
Align Technology, Inc. (a)	1,038	513,769
Baxter International, Inc.	13,860	1,184,198
Danaher Corp.	8,746	2,499,519
		5,158,025
Healthcare-Services - 1.6%
Centene Corp. (a)	10,016	778,844
DaVita, Inc. (a)	892	96,666
HCA Healthcare, Inc.	6,800	1,632,340
Quest Diagnostics, Inc.	6,986	943,250
		3,451,100
Household Products/Wares - 1.6%
Church & Dwight Co., Inc. (b)	13,126	1,347,384
Kimberly-Clark Corp. (b)	13,347	1,837,214
The Clorox Co. (b)	1,500	251,790
		3,436,388
Insurance - 2.6%
Arthur J Gallagher & Co.	6,564	1,036,718
Berkshire Hathaway, Inc. - Class B (a)	4,294	1,344,108
Brown & Brown, Inc.	16,385	1,085,998
Marsh & McLennan Cos., Inc.	7,378	1,133,556
The Allstate Corp.	9,244	1,115,473
		5,715,853
Internet - 3.6%
Amazon.com, Inc. (a)	1,611	4,819,258
Expedia Group, Inc. (a)	3,115	570,948
Match Group, Inc. (a)	6,200	698,740
NortonLifeLock, Inc. (b)	17,850	464,279
VeriSign, Inc. (a)	5,941	1,290,266
		7,843,491
Leisure Time - 0.3%
Carnival Corp. (a) (b)	11,959	236,908
Norwegian Cruise Line Holdings Ltd. (a) (b)	7,529	156,829
Royal Caribbean Cruises Ltd. (a)	4,019	312,718
		706,455
Lodging - 1.0%
Hilton Worldwide Holdings, Inc. (a)	4,956	719,165
Las Vegas Sands Corp. (a)	7,164	313,783
Marriott International, Inc. (a) (b)	3,861	622,084
MGM Resorts International	4,634	197,965
Wynn Resorts Ltd. (a)	2,766	236,355
		2,089,352
Machinery-Diversified - 2.1%
Dover Corp.	5,680	965,089
IDEX Corp.	4,196	903,986
Ingersoll Rand, Inc.	6,882	386,837
Otis Worldwide Corp. (b)	21,124	1,804,623
Rockwell Automation, Inc. (b)	1,626	470,272
		4,530,807
Media - 0.5%
Charter Communications, Inc. - Class A (a) (b)	1,725	1,023,512

Miscellaneous Manufacturing - 1.0%
3M Co.	5,866	973,873
Illinois Tool Works, Inc.	4,816	1,126,559
		2,100,432
Oil & Gas - 0.3%
APA Corp. (b)	7,204	239,245
Occidental Petroleum Corp.	8,839	332,965
		572,210
Packaging & Containers - 0.1%
Sealed Air Corp.	1,678	113,970

Pharmaceuticals - 6.0%
AbbVie, Inc.	37,526	5,136,934
AmerisourceBergen Corp.	3,121	425,080
Becton Dickinson and Co.	4,482	1,139,056
Bristol-Myers Squibb Co.	17,192	1,115,589
DexCom, Inc. (a) (b)	1,363	586,744
Johnson & Johnson	8,400	1,447,236
McKesson Corp. (b)	3,448	885,171
Merck & Co., Inc.	11,778	959,671
Organon & Co.	7,056	225,157
Viatris, Inc.	21,463	321,301
Zoetis, Inc.	4,487	896,458
		13,138,397
Retail - 13.8%
AutoZone, Inc. (a)	564	1,120,301
Bath & Body Works, Inc. (a)	6,984	391,593
CarMax, Inc. (a)	1,701	189,100
Costco Wholesale Corp.	2,322	1,172,912
Dollar General Corp.	4,492	936,492
Domino's Pizza, Inc.	852	387,362
Lowe's Cos., Inc.	19,331	4,588,213
McDonald's Corp.	26,567	6,892,808
O'Reilly Automotive, Inc. (a)	3,478	2,266,786
Starbucks Corp.	28,749	2,826,602
The Home Depot, Inc.	16,670	6,117,557
Walmart, Inc.	8,518	1,190,901
Yum! Brands, Inc.	15,446	1,933,376
		30,014,003
Semiconductors - 3.7%
Advanced Micro Devices, Inc. (a)	17,560	2,006,230
Analog Devices, Inc.	8,776	1,439,001
NVIDIA Corp.	17,905	4,384,218
Skyworks Solutions, Inc.	1,944	284,835
		8,114,284
Software - 7.4%
Broadridge Financial Solutions, Inc.	7,846	1,249,240
Cerner Corp.	16,288	1,485,466
Citrix Systems, Inc.	1,805	184,002
Intuit, Inc.	4,296	2,385,268
Microsoft Corp.	2,901	902,153
MSCI, Inc.	2,451	1,314,030
Oracle Corp.	56,181	4,559,650
Paychex, Inc.	8,871	1,044,649
PTC, Inc. (a)	1,028	119,515
Roper Technologies, Inc.	3,451	1,508,639
ServiceNow, Inc. (a)	2,134	1,250,054
Take-Two Interactive Software, Inc. (a) (b)	1,279	208,912
		16,211,578
Telecommunications - 3.2%
AT&T, Inc.	43,736	1,115,268
Cisco Systems, Inc.	18,678	1,039,804
Motorola Solutions, Inc.	9,141	2,120,164
T-Mobile US, Inc. (a)	10,601	1,146,710
Verizon Communications, Inc.	28,330	1,508,006
		6,929,952
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	2,266	209,560

Transportation - 0.9%
Expeditors International of Washington, Inc.	8,226	941,713
Union Pacific Corp.	3,968	970,374
		1,912,087
Water - 0.4%
American Water Works Co., Inc.	5,660	910,128
TOTAL COMMON STOCKS (Cost $207,181,371)		203,565,985

REAL ESTATE INVESTMENT TRUSTS - 6.2%
Alexandria Real Estate Equities, Inc.	5,248	1,022,520
American Tower Corp.	10,976	2,760,464
Crown Castle International Corp.	5,691	1,038,664
Digital Realty Trust, Inc.	3,856	575,431
Duke Realty Corp.	18,292	1,056,912
Iron Mountain, Inc. (b)	4,293	197,135
Mid-America Apartment Communities, Inc.	5,198	1,074,323
Prologis, Inc.	14,997	2,351,829
Public Storage	3,125	1,120,406
Realty Income Corp.	14,010	972,434
SBA Communications Corp.	2,070	673,661
Simon Property Group, Inc.	4,991	734,675
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,098,943)		13,578,454

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$215,404	215,404
TOTAL SHORT-TERM INVESTMENTS (Cost $215,404)		215,404

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.8%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.12 (c)	14,801,355	14,801,355
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,801,355)		14,801,355

Total Investments (Cost $236,297,073) - 106.7%		232,161,198
Liabilities in Excess of Other Assets - (6.7)%		(14,648,404)
TOTAL NET ASSETS - 100.0%		$217,512,794

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $14,550,928 or 6.7% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 203,565,985	$ -	$ -	$ -	$ 203,565,985
Real Estate Investment Trusts	13,578,454	-	-	-	13,578,454
Short-Term Investments	215,404	-	-	-	215,404
Investments Purchased with Proceeds from Securities Lending	-	-	-	14,801,355	14,801,355
Total Investments in Securities	$ 217,359,843	$ -	$ -	$ 14,801,355	$ 232,161,198
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.